Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of intangible assets, and property, plant and equipment
The Company’s intangible assets and property, plant and equipment located by country are specified below, and defines the Company’s non-current
segment assets:

	2021	2020

	(EUR’000)
Non-current segment assets
Denmark (domicile country)	29,656	20,288
North America	91,755	85,476
Germany	9,910	8,065

Total non-current segment assets	131,321	113,829

Investment in associate	38,345	9,176
Marketable securities	107,561	115,280
Other receivables	1,808	1,375

Total non-current assets	279,035	239,660